UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Myers Capital Management LLC
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James M. Myers
          ----------------------------------------------------------------------
Title:    Owner & Sole Member
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James M. Myers                  Charlotte, NC                     11/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  29
                                        -------------------

Form 13F Information Table Value Total:  $   18,209
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:             ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ----- ------ -------
ANHEUSER BUSCH COMPANIES INC.     COM         035229103     353,965   7,174      SOLE                                          7,174
ATMOS ENERGY CORP                 COM         049560105     514,710  21,500      SOLE                                         21,500
BERKSHIRE HATHAWAY INC            COM         084670108   2,025,000      27      SOLE                                             27
CHESAPEAKE ENERGY CORP            COM         165167107     308,308  28,600      SOLE                                         28,600
COLGATE PALMOLIVE CO              COM         194162103     396,819   7,100      SOLE                                          7,100
COMCAST CORP - SPECIAL CL A       COM         20030N200     265,278   8,950      SOLE                                          8,950
CONSECO INC                       COM         208464883     967,709  53,583      SOLE                                         53,583
CONSTELLATION ENERGY GROUP INC    COM         210371100     322,020   9,000      SOLE                                          9,000
DQE INC                           COM         23329J104     552,752  35,800      SOLE                                         35,800
EXELON CORP                       COM         30161N101     571,500   9,000      SOLE                                          9,000
HCA - HEALTHCARE CO               COM         404119109     987,848  26,800      SOLE                                         26,800
HERLEY INDUSTRIES INC             COM         427398102     782,163  44,695      SOLE                                         44,695
IDT CORP                          COM         448947101     317,126  17,937      SOLE                                         17,937
MCDERMOTT INTERNATIONAL INC       COM         580037109     408,265  71,500      SOLE                                         71,500
MICROSOFT CORP                    COM         594918104     547,660  19,700      SOLE                                         19,700
MOLSON INC - A SHS                COM         608710307     747,304  30,341      SOLE                                         30,341
NORTHWEST NATURAL GAS CO          COM         667655104     310,300  10,700      SOLE                                         10,700
P G & E Corp                      COM         69331c108   1,496,140  62,600      SOLE                                         62,600
PEPSICO INC                       COM         713448108     328,785   7,174      SOLE                                          7,174
PETSMART INC                      COM         716768106     489,340  21,500      SOLE                                         21,500
PIEDMONT NAT GAS INC              COM         720186105     417,495  10,705      SOLE                                         10,705
PIONEER NATURAL RESOURCES CO      COM         723787107     318,250  12,500      SOLE                                         12,500
SCANA CORP                        COM         80589M102     487,892  14,245      SOLE                                         14,245
SEA CONTAINERS LTD - CL A         COM         811371707     565,173  38,684      SOLE                                         38,684
SMITHFIELD FOODS INC              COM         832248108     687,360  35,800      SOLE                                         35,800
SOUTHWEST GAS CORP                COM         844895102     648,017  28,547      SOLE                                         28,547
WGL HOLDINGS                      COM         92924F106     985,433  35,730      SOLE                                         35,730
XTO ENERGY INC                    COM         98385X106     300,157  14,300      SOLE                                         14,300
XCEL ENERGY INC                   COM         98389B100   1,105,811  71,481      SOLE                                         71,481